Property and equipment	12 Months Ended
Aug. 31, 2023
Property and equipment.
Property and equipment

10. Property and equipment

	Machinery
	and	Rolling	Computer		Leasehold	Boat
	equipment	stock	equipment	Moulds	improvements	rental fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2021	302,938	32,175	14,647	691,005	131,233	513,317	1,685,315
Additions	30,146	197,739	11,284	220,919	133,123	582,720	1,175,931
Disposals	—	(111,215)	(4,899)	—	—	(154,714)	(270,828)
Currency translation	—	(35)	—	—	—	30,154	30,119
Balance at August 31, 2022	333,084	118,664	21,032	911,924	264,356	971,477	2,620,537
Additions	62,409	69,029	565	30,501	97,699	678,599	938,802
Transferred from Right-of-use assets	—	—	3,646	—	—	41,161	44,807
Disposals	—	(136,072)	—	—	—	(499,770)	(635,842)
Currency translation	—	(2,347)	—	—	—	(70,115)	(72,462)
Balance at August 31, 2023	395,493	49,274	25,243	942,425	362,055	1,121,352	2,895,842

Accumulated depreciation
Balance at August 31, 2021	167,604	24,362	8,398	50,420	11,579	8,443	270,806
Depreciation	30,200	23,938	5,079	22,608	32,926	43,196	157,947
Disposal	—	(18,301)	(674)	—	—	(8,223)	(27,198)
Balance at August 31, 2022	197,804	29,999	12,803	73,028	44,505	43,416	401,555
Depreciation	31,495	25,875	4,485	37,696	69,332	72,163	241,046
Disposal	—	(21,864)	—	—	—	(38,821)	(60,685)
Balance at August 31, 2023	229,299	34,010	17,288	110,724	113,837	76,758	581,916

Net carrying amount
As at August 31, 2022	135,280	88,665	8,229	838,896	219,851	928,061	2,218,982
As at August 31, 2023	166,194	15,264	7,955	831,701	248,218	1,044,594	2,313,926

As at August 31, 2023, moulds of $377,253 [August 31, 2022 – $346,752] are not depreciated because they are not ready for use.